Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
9
)
Income
Taxes

The components of income tax expense for the years ended
December
31
are as follows:

	20 16	2015	2014

Current Federal Expense	$3,629,213	$3,162,367	$1,335,337
Deferred Federal Expense	222,120	625,436	1,932,950

Federal Income Tax Expense	3,851,333	3,787,803	3,268,287
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$3,851,333	$3,787,803	$3,268,287

The federal income tax expense of
$3,851,333
in
2016,
$3,787,803
in
2015,
and
$3,268,287
in
2014
is different than the income taxes computed by applying the federal statutory rates to income before income taxes. The reasons for the differences are as follows:

	20 16	2015	2014

Statutory Federal Income Taxes	$4,283,394	$4,134,570	$3,671,971
Tax-Exempt Interest	(109,759)	(83,903)	(74,138)
Premiums on Officers’ Life Insurance	(182,532)	(232,988)	(186,712)
Meal and Entertainment Disallowance	16,813	21,600	14,044
Other	(156,583)	(51,476)	(156,878)

Actual Federal Income Taxes	$3,851,333	$3,787,803	$3,268,287

	20 16	2015

Deferred Tax Assets
Allowance for Loan Losses	$3,033,920	$2,925,328
Other Real Estate	688,162	537,914
Deferred Compensation	280,704	308,128
Investments	340,000	340,000
Goodwill	167,666	212,190
Other	379,304	418,165

	4,889,756	4,741,725
Deferred Tax Liabilities
Premises and Equipment	(1,553,460)	(1,183,309)
Other	(4,185)	(4,185)

	(1,557,645)	(1,187,494)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,587,163	2,284,362

Net Deferred Tax Assets	$5,919,274	$5,838,593

The deferred tax assets are included in Other Assets in the consolidated balance sheets. As discussed in Note
1,
certain positions taken in the Company’s tax returns
may
be subject to challenge by the taxing authorities. An analysis of activity related to unrecognized taxes as of
December
31
follows.

	201 6	2015	2014

Balance, Beginning	$-	$-	$42,327

Positions Taken During the Current Year	-	-	-
Reductions Resulting from Lapse of Statutes of Limitation	-	-	42,327

Balance, Ending	$-	$-	$-

The net decrease of
$42,327
is included in income tax expense for the year ended
December
31,
2014.